Derivative financial instruments - Derivatives held for trading (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 42,625,605		£ 41,887,957
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	302,429	£ 229,459
Derivative liabilities held for trading	(299,637)		228,338
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,515,577	41,778,195	£ 41,778,195
Held for trading [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,617,360	18,180,570
Held for trading [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,871,894	17,589,021
Held for trading [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,026,323	6,008,604
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	302,429	229,459
Derivative liabilities held for trading	(299,637)	(228,338)
Held for trading [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	278,328	213,272
Derivative liabilities held for trading	(275,245)	(211,641)
Held for trading [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,231	3,908
Derivative liabilities held for trading	(2,225)	(3,691)
Held for trading [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	21,870	12,279
Derivative liabilities held for trading	(22,167)	(13,006)
Held for trading [member] | Currency swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,518	56,535
Derivative liabilities held for trading	(83,912)	(56,793)
Held for trading [member] | Currency swaps [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	335	84
Derivative liabilities held for trading	(335)	(145)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,556,612	5,002,740
Held for trading [member] | Foreign exchange derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,463,632	4,910,084
Held for trading [member] | Foreign exchange derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	78,946	74,136
Held for trading [member] | Foreign exchange derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,034	18,520
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,856	56,631
Derivative liabilities held for trading	(84,250)	(56,969)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,518	56,535
Derivative liabilities held for trading	(83,912)	(56,793)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	335	84
Derivative liabilities held for trading	(335)	(145)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3	12
Derivative liabilities held for trading	(3)	(31)
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	335	84
Derivative liabilities held for trading	(335)	(145)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	34,853,475	34,762,426
Held for trading [member] | Interest rate derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,551,506	12,631,723
Held for trading [member] | Interest rate derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,330,003	17,088,755
Held for trading [member] | Interest rate derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,971,966	5,041,948
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	172,580	142,666
Derivative liabilities held for trading	(162,378)	(135,532)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	171,244	140,553
Derivative liabilities held for trading	(161,223)	(133,408)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	965	862
Derivative liabilities held for trading	(795)	(859)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	371	1,251
Derivative liabilities held for trading	(360)	(1,265)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	847,845	825,516
Held for trading [member] | Credit derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	384,900	399,386
Held for trading [member] | Credit derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	462,945	426,130
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,605	8,215
Derivative liabilities held for trading	(5,004)	(8,086)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,674	5,253
Derivative liabilities held for trading	(3,909)	(5,399)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	931	2,962
Derivative liabilities held for trading	(1,095)	(2,687)
Held for trading [member] | Equity and stock index derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,140,192	1,074,044
Held for trading [member] | Equity and stock index derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	213,078	232,050
Held for trading [member] | Equity and stock index derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	927,114	841,994
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	38,968	20,806
Derivative liabilities held for trading	(46,612)	(26,634)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	18,803	10,628
Derivative liabilities held for trading	(26,091)	(15,785)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,165	10,178
Derivative liabilities held for trading	(20,521)	(10,849)
Held for trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	117,453	113,469
Held for trading [member] | Commodity derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,244	7,327
Held for trading [member] | Commodity derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	113,209	106,142
Held for trading [member] | Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,420	1,141
Derivative liabilities held for trading	(1,393)	(1,117)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	89	303
Derivative liabilities held for trading	(110)	(256)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,331	838
Derivative liabilities held for trading	£ (1,283)	£ (861)